Significant Accounting policies	6 Months Ended
Jun. 30, 2015
Significant Accounting policies [Abstract]
Significant Accounting policies
2. Significant Accounting Policies:
A discussion of the Company's significant accounting policies can be found in the Company's consolidated financial statements included in the Annual Report on Form 20-F for the fiscal year ended December 31, 2014, filed with the SEC on March 9, 2015 (the "Consolidated Financial Statements for the year ended December 31, 2014"). There have been no material changes to these policies in the six-month period ended June 30, 2015.